Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs ETF Trust
Entity Central Index Key	0001479026
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000244420
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Nasdaq-100 Premium Income ETF
Trading Symbol	GPIQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Nasdaq-100 Premium Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIQ	$16	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[1]
AssetsNet	$ 5,107,516,624
Advisory Fees Paid, Amount	$ 5,062,731
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$5,107,516,624
  # of Portfolio Holdings as of Period End103
  Portfolio Turnover Rate for the Period20%
  Total Net Advisory Fees Paid for the Period$5,062,731

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	61.2%
Communication Services	11.6%
Consumer Discretionary	10.7%
Consumer Staples	6.2%
Industrials	3.7%
Health Care	3.5%
Utilities	1.3%
Materials	1.1%
Energy	0.4%
Other	0.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000244421
Shareholder Report [Line Items]
Fund Name	Goldman Sachs S&P 500 Premium Income ETF
Trading Symbol	GPIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs S&P 500 Premium Income ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026 (the "Period").
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GPIX	$15	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[2]
AssetsNet	$ 4,718,580,026
Advisory Fees Paid, Amount	$ 5,025,634
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets as of Period End$4,718,580,026
  # of Portfolio Holdings as of Period End492
  Portfolio Turnover Rate for the Period25%
  Total Net Advisory Fees Paid for the Period$5,025,634

Holdings [Text Block]

Sector Allocation (%)

Table Summary
Information Technology	37.9%
Financials	12.0%
Consumer Discretionary	9.3%
Communication Services	9.2%
Industrials	9.0%
Health Care	8.9%
Consumer Staples	4.7%
Energy	3.0%
Utilities	2.2%
Other	3.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

[1]	Annualized
[2]	Annualized